General (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General (Textual)
Ownership percentage outstanding				40.00%
Cash used in operating activities	$ (1,281,273)	$ (1,106,420)	$ (1,670,692)
Net loss	(1,621,400)	(1,773,655)	$ (2,164,368)
Accumulated deficit	$ (12,242,295)	$ (10,616,516)